INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of income tax expense [Abstract]
INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES
13.	INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company's Hong Kong subsidiaries have both Hong Kong-sourced and non-Hong Kong-sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong-sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the years ended December 31, 2018, 2019 and 2020. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the Law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”) collectively, the tax rate applicable for PRC group entities is 25%.

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

The current and deferred components of income tax (benefit)/expense are as follows:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Current income tax benefit	—	—	(6,586)	(1,009)
Deferred income tax expense	—	—	5,170	792
	—	—	(1,416)	(217)

(Loss)/profit before income tax consists of the following:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

PRC	(2,321)	(1,775)	(1,235)	(189)
BVI	(3,805)	(3,824)	25,442	3,897
Hong Kong	(50)	(46)	(44)	(7)

Total (loss)/profit before income tax for the year	(6,176)	(5,645)	24,163	3,701

A reconciliation of the income taxes computed at the PRC statutory tax rate of 25% to the actual income tax benefit is as follows:

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

(Loss)/profit before income tax for the year	(6,176)	(5,645)	24,163	3,701

Tax at the statutory tax rate	25%	25%	25%	25%

Computed income tax (benefit)/expense	(1,544)	(1,411)	6,041	925
Effect of different tax rates for the Company and overseas subsidiaries	955	965	(1,187)	(182)
Tax losses not recognized	588	444	373	57
Non-deductible expenses	1	2	4	1
Utilization of previously unrecognized deductible temporary differences	—	—	(50)	(8)
Others*	—	—	(6,597)	(1,010)

Income tax benefit	—	—	(1,416)	(217)

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*	It mainly represents the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing Regulations for the Implementing of the Corporate Income Tax Law of the PRC.

As of December 31, 2019 and 2020, the Group did not recognize deferred tax assets.

The total amounts of unused tax losses for which no deferred tax assets were recognized amounted to CNY7.41 million and CNY7.80 million (US$1.20 million) as of December 31, 2019 and 2020, respectively. As of December 31, 2020, unused tax losses of CNY1.17 million (US$0.18 million), CNY1.07 million (US$0.16 million), CNY2.32 million (US$0.36 million), CNY1.75 million (US$0.27 million) and CNY1.49 million (US$0.23 million), if unused, will expire by the end of 2021, 2022, 2023, 2024 and 2025, respectively.

Deferred tax liabilities

The movements in deferred tax liabilities during the year are as follows:

	Fair value adjustments of equity investments at fair value through profit or loss
	CNY	US$

As of January 1, 2020	—	—
Upon initial recognition of the Equity Investment*	4,794	734
Charged to the consolidated statement of profit or loss during the year	5,170	792
As of December 31, 2020	9,964	1,526

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*	Upon the completion of the Equity Investment (Note 7), the Company recognized deferred tax liabilities amounting to CNY4,794 (US$734), which represents the deferred income tax effect associated with the difference between the fair value of 120,000,000 shares of FARL acquired and the total transaction price based on the statutory tax rate of 16.5%.